February 15, 2007

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:        Mr. William Friar, Financial Analyst

Dear Mr. Friar:

Re: Enterra Systems Inc. Amendment No. 4 to Registration Statement on Form SB-2 Filed on February 1, 2007; File No. 333-131869

                                 Thank you for your letter dated February 12, 2007, with respect to the Registration Statement on Form SB-2/A No. 4 filed by Enterra Systems Inc. (the “Company”) on February 1, 2007.

Our responses are numbered in a manner that corresponds with your comments as set out in your letter of February 12, 2007. We enclose a redline copy of our registration statement, showing the changes we have made to the document.

Cover Page

1.	We have expanded the first sentence on the cover page to state the registered share amount as a percentage of our current outstanding shares. The new disclosure reads as follows:

The 16,508,599 shares being registered represent 103% of our issued and outstanding shares.

2.	We have briefly describe the convertible credit arrangement with C.M.M.G. on the cover page.

6,956,358 of the shares may be issued in relation to a convertible credit facility that we entered into with CMMG Finance Inc. on November 29, 2005. We may borrow up to $2,680,074 under the credit facility plus interest. C.M.M.G. may convert amounts owing into units of our common stock at a price of $0.91 per unit. Each unit will comprise one common share and one common share purchase warrant. Each common share purchase warrant will be exercisable for one year, with an option to extend the period to two years, at an exercise price of $1.15 per share. We are obligated to pay to C.M.M.G. a finance fee the equivalent of 150% of the amount borrowed under the credit facility. Simple interest at the rate of 3.95% will accrue on the amount borrowed under the credit facility. No payments of principal or interest are due and payable under the credit facility until the Maturity Date, November 29, 2010.

Private Placements and Convertible Credit Facility

C.M.M.G. – Convertible Credit Facility, November 29, 2005, page 13

3.	We have expanded our disclosure here to illustrate how the $0.91 conversion rate operates and clarify how the price was determined. The new disclosure reads as follows:

The $0.91 conversion rate operates by dividing the amount owing by $0.91 and resulting in the number of units to be issued. On the maturity date of the credit facility, we expect to owe $3,165,142.8 in principal plus interest, which will result in the issuance of 3,478,179 units.

The $0.91 conversion rate was determined through negotiation with C.M.M.G.. At the time the credit facility was being negotiated, the most recent sale of shares was done at $0.90 CDN. It was mutually accepted that $0.91 was a reasonable price based on the status and potential of the company.

4.	We have changed our disclosure to include a discussion of our intention and ability to make any note payments and to pay at maturity. The new disclosure reads as follows:

It is Enterra’s intention to pay all amounts owing under the loan at maturity. We plan on raising the necessary funds to do this through the sale of shares of our common stock. At this time we do not have plans to make interim payments.

Selling Stockholders, page 14

5.	In this section, we now provide a description of C.M.M.G.’s business and disclose that there were no prior transactions between Enterra and C.M.M.G. or Pasquale Cusano other than the following:

Other than the loans that are covered by the convertible credit facility with C.M.M.G., dated Nov 29, 2005 agreement, we have had no prior transactions with Pasquale Cusano. Prior to the November 29, 2005 agreement, C.M.M.G. had advanced unsecured, non-interest bearing loans to us in the amount of $700,275 (CDN $ 810,000.) This amount was consolidated into the credit facility. C.M.M.G. also assumed $302,567 of debt that we owed to Elvira Stinghi. Elvira Stinghi has no relationship to C.M.M.G.

We also now describe the business of C.M.M.G. Finance, as follows:

C.M.M.G. is a private Canadian company. Its business is investment, lending and property holding. It is owned and controlled by Pasquale Cusano.

Plan of Distribution, page 15

6.

We have clarified the statements in the first paragraph regarding the fact that the selling shareholders may, but do not intend to, sell their shares at a price of $1.15 per share before the shares are quoted on the OTC Bulletin Board. The new disclosure reads as follows:

Although, the U.S. Securities Act, 1933, as amended, would allow the selling stockholders to sell some or all of their shares after the shares are registered at the registered price of $1.15, the selling stockholders have informed us that they do not intend to sell their shares until the shares of our common stock are quoted on the OTC Bulletin Board.

Changes in Control, page 20

7.	We have stated the percentage of the money available under the convertible credit facility that Enterra has drawn down and our intention regarding any remainder. The new disclosure reads as follows:

The total amount available under the CMMG Agreement is $2,680,074 and Enterra has drawn down 86.5% ($2,318,632) of this amount. It is our intention to draw down the remaining 13.5% percent, which is $361,442.

Liquidity and Capital Resources

Cash Flows and Financing Activities, page 28

8.	We have quantified the amounts that are listed in this section that are from the convertible credit facility with C.M.M.G. The disclosure reads as follows:

For the fiscal year ended October 31, 2005, $322,581 came from the C.M.M.G. loan facility. For the fiscal year ended October 31, 2006, $1,216,299 came from the CMMG loan facility.

Market for Common Equity..., page 32

9.

In this section, we advise on the status of our listing application and efforts to obtain a market maker to sponsor the registered securities for trading on the OTC Bulletin Board or other public trading market. The disclosure reads as follows:

We have not made any efforts to obtain a market maker to sponsor the registered securities for trading on the OTC Bulletin Board or other public trading market.

Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

Enterra Systems Inc.

/s/ Richard Eppich

Richard Eppich, President

cc: Mr. Bernard Pinsky

Clark Wilson LLP